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FILE NO:	68139.4001

February 14, 2013

VIA EDGAR

Mr. Duc Dang

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

RE:	Ellington Residential Mortgage REIT

Amendment No. 1 to

Confidential Draft Registration Statement on Form S-11

Submitted January 4, 2013

CIK No. 0001560672

Dear Mr. Dang:

As counsel to Ellington Residential Mortgage REIT, a Maryland real estate investment trust (including its subsidiaries, the “Company”), we are transmitting for confidential review pursuant to the Jumpstart Our Business Startups Act (the “JOBS Act”) and the Securities Act of 1933, as amended (the “Securities Act”), Pre-Effective Amendment No. 2 (“Amendment No. 2”) to the Company’s Confidential Draft Registration Statement on Form S-11 (CIK No. 0001560672) (the “Registration Statement”) and the Company’s responses to the comments of the Staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “SEC” or the “Commission”) contained in your letter dated January 25, 2013.

For convenience of reference, each Staff comment contained in your January 25, 2013 comment letter is reprinted below in italics, numbered to correspond with the paragraph numbers assigned in your letter, and is followed by the corresponding response of the Company.

We have provided to each of you, Jorge Bonilla, Jessica Barberich, Rochelle Plesset and Folake Ayoola, a courtesy copy of this letter and two courtesy copies of Amendment No. 2 filed by the Company on the date hereof, one copy of which has been marked to reflect changes made to the Registration Statement filed with the Commission on January 4, 2013. The changes reflected in Amendment No. 2 have been made in response to the Staff’s comments and for the purpose of updating and revising certain information in the Registration Statement. All page references in

ATLANTA  AUSTIN  BANGKOK  BEIJING  BRUSSELS  CHARLOTTE  DALLAS   HOUSTON  LONDON  LOS ANGELES

McLEAN  MIAMI  NEW YORK  NORFOLK  RALEIGH  RICHMOND  SAN FRANCISCO  TOKYO  WASHINGTON

www.hunton.com

Mr. Duc Dang

February 14, 2013

responses are to pages of the blacklined version of Amendment No. 2. Capitalized terms used and not otherwise defined in this response letter that are defined in Amendment No. 2 shall have the meanings set forth in Amendment No. 2.

General

1.	If you intend to respond to these comments with an amended draft registration statement, please submit it and any associated correspondence in accordance with the guidance we provide in the Division’s October 11, 2012 announcement on the SEC website at http://www.sec.gov/divisions/corpfin/cfannouncements/drsfilingprocedures101512.htm.

RESPONSE: The Company has transmitted this correspondence and Amendment No. 2 in accordance with the guidance provided in the Division’s October 11, 2012 announcement.

2.	We note your response to comment 6 of our comment letter dated November 19, 2012. Please tell us your expectations regarding the private placements. If the private placements occur before effectiveness of this registration statement, please revise the dilution section of the prospectus and Part II of the registration statement, as applicable.

RESPONSE: The Company respectfully advises the Staff that the Company has not yet determined the exact timing of the private placements, although the Company expects that the private placements will occur before effectiveness of the registration statement, and, in connection therewith, intends to revise the dilution section of the prospectus and Part II of the registration statement, as applicable.

3.	We note your disclosure of the possible use of swaps. Please revise the appropriate section to discuss the risk associated with the CFTC’s position regarding the use of swaps or advise. Please refer to CFTC Letter No. 12-44 located at http://www.cftc.gov/ucm/groups/public/@lrlettergeneral/documents/letter/12-44.pdf.

RESPONSE: The Company has added a risk factor to page 34 to address the Staff’s comment.

Our Manager and Ellington, page 1

4.	We note your response to comment 7. Please revise the appropriate section to discuss how the economic downturn specifically affected the portfolio of assets Ellington

Mr. Duc Dang

February 14, 2013

managed. For instance, did any managed accounts, funds, or programs experience specific hardships that resulted in adverse experiences for investors?

RESPONSE: The Company has revised the disclosure on page 2 of Amendment No. 2 in response to the Staff’s comment.

Our Exclusion From Regulation Under the Investment Company Act, page 16

5.	We note your response to comment 14. We have referred your response to the Division of Investment Management for further review. Please engage directly with the staff of the Division of Investment Management referenced below regarding your exemption from registration under the Investment Company Act of 1940.

RESPONSE: The Company notes the Staff’s response with respect to comment 14 and has engaged directly with the staff of the Division of Investment Management.

Use of Proceeds, page 58

6.	We note your response to comment 17. Taking into account your use of leverage, please disclose the expected percentage of your portfolio that will be comprised of Agency securities and non-Agency assets. We may have further comments.

RESPONSE: The Company has revised the disclosure on page 58 in response to the Staff’s comment.

Critical Accounting Policies, page 65

7.	We note your response to comment 18 and the revised disclosure. Please further expand your disclosure to discuss the following related to the third-party valuations you obtain:

•	The number of quotes or prices you generally obtain per instrument, and if you obtain multiple quotes or prices, how you determine the ultimate value you use in your financial statements;

•	Whether, and if so, how and why, you adjust quotes or prices you obtain from brokers and pricing services;

•	Whether the broker quotes are binding or non-binding; and

•	The procedures you perform to validate the prices you obtain.

Mr. Duc Dang

February 14, 2013

RESPONSE: The Company has revised the disclosure on page 66 of Amendment No. 2 to address the Staff’s comment.

Our Portfolio, page 80

8.	To the extent that non-Agency assets make up a material portion of your portfolio, please provide a breakdown of the vintages and different types of instruments that make up your non-Agency assets in future filings.

RESPONSE: The Company intends in future filings to provide diagrams that illustrate the seniority and vintage of our non-Agency RMBS as of a specific time period. An illustrative example of such diagrams is set forth below.

Asset Surveillance, page 80

9.	We note your response to comment 25 that you will disclose “material changes or developments” in credit risks associated with your non-Agency assets. Please tell us if management will evaluate external credit ratings associated with non-Agency assets and develop internal ratings for such assets going forward. If so, please tell us if you will disclose the external and/or internal ratings in future Exchange Act reports.

RESPONSE: The Company advises the Staff that it has removed the disclosure on page 80 regarding Asset Surveillance.

Mr. Duc Dang

February 14, 2013

If you have any questions or comments regarding the foregoing, or have additional questions or comments, please contact the undersigned at 404-888-4077.

Very truly yours,

/s/ Christopher C. Green

cc:	Laurence Penn
Ellington Residential Mortgage REIT

Daniel M. LeBey
Hunton & Williams LLP

Enclosure